Basis of presentation and significant accounting policies - Fair value measurement (Details)	12 Months Ended
Mar. 31, 2018 USD ($)
Fair value measurement
Fair Value, Assets, Transfers Between Level 1 and Level 2, Amount	$ 0
Discounted cash flow | Contingent payable | Minimum
Fair value measurement
Cost of capital (in percentage)	14.00%
Cost of debt (in percentage)	2.00%
Discounted cash flow | Contingent payable | Maximum
Fair value measurement
Cost of capital (in percentage)	16.00%
Cost of debt (in percentage)	4.20%
Fair value measurements
Recurring fair value measurements
Contingent consideration	$ (5,613,000)
Foreign currency derivatives asset	158,000
Foreign currency derivatives liability	(776,000)
Defined benefit pension asset	9,615,000
Total recurring fair value measurements	3,384,000
Fair value measurements | Level 2
Recurring fair value measurements
Foreign currency derivatives asset	158,000
Foreign currency derivatives liability	(776,000)
Defined benefit pension asset	9,615,000
Total recurring fair value measurements	8,997,000
Fair value measurements | Level 3
Recurring fair value measurements
Contingent consideration	(5,613,000)
Total recurring fair value measurements	$ (5,613,000)